AB Bond Fund, Inc.

AB Tax-Aware Fixed Income Opportunities Portfolio

Portfolio of Investments

January 31, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 111.3%
Long-Term Municipal Bonds – 76.2%
Alabama – 1.5%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	$1,000	$1,099,326
County of Jefferson AL Sewer Revenue Series 2013-D 6.00%, 10/01/2042	110	123,851
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2021 4.00%, 02/01/2037	1,610	1,843,796
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	595	645,249

		3,712,222

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	135	170,459

Arizona – 2.0%
Arizona Industrial Development Authority (Arizona Industrial Development Authority) Series 2019-2 3.625%, 05/20/2033	197	211,535
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(a)	200	237,981
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2021 4.00%, 02/01/2040	1,000	1,154,055
5.00%, 02/01/2032	1,105	1,411,526
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2050(a)	100	103,978
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	1,000	972,667
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.521%, 07/01/2036	1,000	943,891

	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	$100	$105,891

		5,141,524

California – 5.9%
Alameda Corridor Transportation Authority Series 2016-B 5.00%, 10/01/2037	175	200,109
ARC70 II TRUST Series 2021 4.00%, 12/01/2059	300	312,353
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(a)	100	100,471
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	250	248,160
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(a)	300	243,646
4.00%, 08/01/2046(a)	250	228,437
California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group) Series 2022-A 4.00%, 05/15/2051(b)	2,500	2,791,560
California Housing Finance Agency
Series 2019-2 4.00%, 03/20/2033	155	171,550
Series 2021-2 0.823%, 03/25/2035	1,000	64,240
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2040	250	294,349
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(a)	250	256,130
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2018-A 5.50%, 12/01/2058(a)	250	294,756
City of Los Angeles Department of Airports Series 2020-C 5.00%, 05/15/2039	1,000	1,204,633
CMFA Special Finance Agency

	Principal Amount (000)	U.S. $ Value

Series 2022-A 4.00%, 08/01/2058(a) (b)	$400	$375,898
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(a)	100	80,231
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(a)	250	245,860
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(a)	250	193,442
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(a)	250	210,557
4.00%, 05/01/2057(a)	350	301,547
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(a)	400	405,756
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(a)	200	198,506
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(a)	100	83,869
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(a)	200	168,293
4.00%, 07/01/2058(a)	200	174,440
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(a)	300	243,172
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 4.00%, 12/01/2056(a)	400	335,453
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022-A

	Principal Amount (000)	U.S. $ Value

4.30%, 07/01/2059(a)	$500	$489,053
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(a)	350	349,340
Golden State Tobacco Securitization Corp. Series 2018-A 5.00%, 06/01/2047 (Pre-refunded/ETM)	1,050	1,065,818
Series 2021 3.85%, 06/01/2050	1,000	999,247
San Francisco Intl Airport Series 2022-A 5.00%, 05/01/2052(b)	1,000	1,204,254
University of California Series 2022-S 5.00%, 05/15/2036(b)	1,000	1,288,692

		14,823,822

Colorado – 1.7%
Aurora Highlands Community Authority Board Series 2021-A 5.75%, 12/01/2051	500	476,425
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	615	642,398
Colorado Health Facilities Authority (Aberdeen Ridge, Inc. Obligated Group) Series 2021-A 5.00%, 05/15/2049	100	102,456
Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	250	265,598
Colorado Health Facilities Authority (Frasier Meadows Manor, Inc. Obligated Group) Series 2023-2 4.00%, 05/15/2041(b)	100	103,479
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group) Series 2015-B 5.00%, 09/01/2030	200	222,437
Copper Ridge Metropolitan District Series 2019 5.00%, 12/01/2039	500	527,343
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(a)	250	240,376
E-470 Public Highway Authority Series 2021-B 0.377% (SOFR + 0.35%), 09/01/2039(c)	1,000	999,065
Pueblo Urban Renewal Authority Series 2021-B
Zero Coupon, 12/01/2025(a)	260	225,595

	Principal Amount (000)	U.S. $ Value

Vauxmont Metropolitan District
AGM Series 2019 5.00%, 12/15/2028	$380	$427,772
AGM Series 2020 5.00%, 12/01/2050	100	120,155

		4,353,099

Connecticut – 0.7%
City of New Haven CT Series 2018-A 5.50%, 08/01/2038	615	737,010
Connecticut State Health & Educational Facilities Authority (Stamford Hospital Obligated Group (The)) Series 2022 4.00%, 07/01/2037(b)	1,000	1,112,745

		1,849,755

Delaware – 0.5%
Delaware River & Bay Authority Series 2022 5.00%, 01/01/2032(b)	1,100	1,351,872

District of Columbia – 1.0%
District of Columbia (Friendship Public Charter School, Inc.) Series 2016-A 5.00%, 06/01/2041	100	110,031
District of Columbia Tobacco Settlement Financing Corp. Series 2006 Zero Coupon, 06/15/2055	2,500	228,742
Metropolitan Washington Airports Authority Dulles Toll Road Revenue AGM Series 2022 4.00%, 10/01/2052(b)	2,000	2,226,009

		2,564,782

Florida – 5.7%
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(a)	1,000	925,637
Bexley Community Development District Series 2016 4.875%, 05/01/2047	100	105,378
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 5.00%, 07/01/2056(a)	100	110,335
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2053	1,000	291,336
County of Broward FL Airport System Revenue Series 2019-A 4.00%, 10/01/2044	1,000	1,089,429

	Principal Amount (000)	U.S. $ Value

County of Lake FL (Waterman Communities, Inc.) Series 2020 3.375%, 08/15/2026	$100	$100,601
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem) Series 2015-A 5.00%, 06/01/2028	780	871,650
County of Miami-Dade FL Aviation Revenue Series 2015-A 5.00%, 10/01/2031	265	295,109
County of Miami-Dade Seaport Department AGM Series 2021-A 4.00%, 10/01/2040	2,000	2,259,944
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2036	230	146,391
Florida Development Finance Corp. Series 2021 0.30%, 12/01/2056 (Pre-refunded/ETM)	4,300	4,296,097
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.) Series 2021 4.00%, 07/01/2051(a)	100	104,422
North Broward Hospital District Series 2017-B 5.00%, 01/01/2037-01/01/2048	270	308,358
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042(b)	250	257,926
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	1,000	1,098,427
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2022 4.25%, 06/01/2056(b)	100	100,965
Pinellas County Industrial Development Authority Series 2019 5.00%, 07/01/2039	505	569,532
Town of Davie FL (Nova Southeastern University, Inc.) Series 2018 5.00%, 04/01/2048	655	760,176
Village Community Development District No. 13 Series 2019 3.55%, 05/01/2039	620	646,853

		14,338,566

	Principal Amount (000)	U.S. $ Value

Georgia – 0.5%
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a) (b)	$1,000	$1,084,767
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2038	100	118,464

		1,203,231

Guam – 1.0%
Antonio B Won Pat International Airport Authority Series 2021-A 4.46%, 10/01/2043	1,000	1,018,029
Territory of Guam Series 2019 5.00%, 11/15/2031	210	234,279
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 5.00%, 01/01/2029	1,000	1,182,696

		2,435,004

Hawaii – 1.3%
City & County of Honolulu HI Series 2022-A 5.00%, 11/01/2025(b)	3,000	3,321,832

Illinois – 6.6%
Chicago Board of Education
Series 2012-A 5.00%, 12/01/2042	240	245,734
Series 2019-A 5.00%, 12/01/2029-12/01/2030	200	235,090
Series 2019-B 5.00%, 12/01/2033	100	116,240
Series 2022-B 4.00%, 12/01/2040-12/01/2041(b)	2,000	2,135,721
Chicago O’Hare International Airport
Series 2015-C 5.00%, 01/01/2034	335	365,755
Series 2017-B 5.00%, 01/01/2035	725	842,559
Illinois Finance Authority Series 2015 5.25%, 05/15/2050 (Pre-refunded/ETM)	100	112,392
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2035	100	111,174
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	77	71,845
Illinois Finance Authority (Silver Cross Hospital Obligated Group) Series 2015-C 5.00%, 08/15/2035	250	278,386

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (University of Chicago (The)) Series 2021-A 5.00%, 10/01/2037-10/01/2038	$3,000	$4,243,802
Illinois State Toll Highway Authority Series 2021-A 4.00%, 01/01/2042	1,000	1,140,764
Metropolitan Pier & Exposition Authority Series 2015-B 5.00%, 12/15/2045	600	655,980
Series 2020 5.00%, 06/15/2050	640	726,605
Series 2022 4.00%, 12/15/2042(b)	1,000	1,081,615
State of Illinois Series 2010 7.35%, 07/01/2035	250	308,011
Series 2013 5.50%, 07/01/2025	270	287,131
Series 2016 5.00%, 02/01/2024	375	402,603
Series 2017-D 5.00%, 11/01/2026-11/01/2027	930	1,073,896
Series 2018-A 5.00%, 10/01/2027	1,000	1,155,817
Series 2019-B 5.00%, 11/01/2031	1,000	1,190,739

		16,781,859

Indiana – 1.0%
City of Valparaiso IN (Green Oaks of Valparaiso LLC) Series 2021 5.375%, 12/01/2041(a)	150	142,533
Indiana Finance Authority Series 2013-A 5.00%, 07/01/2040 (Pre-refunded/ETM)	100	105,615
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	650	512,551
Indiana Finance Authority (Fulcrum Centerpoint LLC) Series 2021 0.28%, 12/15/2045	1,000	997,115
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2029	100	117,078
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2023-2 4.00%, 11/15/2037(b)	100	102,020
Indiana Finance Authority (Marquette Manor) Series 2015-A 5.00%, 03/01/2030	190	206,409
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2021-B

	Principal Amount (000)	U.S. $ Value

2.50%, 11/01/2030	$165	$158,897
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-B 4.00%, 04/01/2024	100	100,304

		2,442,522

Iowa – 0.6%
Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group) Series 2018-A 5.00%, 05/15/2043-05/15/2048	825	894,653
Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031-12/01/2051	625	664,212

		1,558,865

Kentucky – 1.7%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 4.00%, 02/01/2034	385	427,285
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2037	175	203,020
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2039	160	176,478
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042	65	65,275
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2037	425	486,376
Kentucky Public Energy Authority (BP PLC) Series 2020-A 4.00%, 12/01/2050	600	653,560
Louisville and Jefferson County Metropolitan Sewer District Series 2021 3.00%, 10/14/2022	2,000	2,033,965
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016

	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/2033	$225	$258,066

		4,304,025

Louisiana – 1.1%
City of New Orleans LA Water System Revenue Series 2014 5.00%, 12/01/2034 (Pre-refunded/ETM)	100	110,589
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2036	675	783,371
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014-A 7.50%, 07/01/2023(d) (e)	250	3
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary Revenue) Series 2019 5.00%, 07/01/2059	1,335	1,550,733
New Orleans Aviation Board Series 2017-B 5.00%, 01/01/2043	215	245,505
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)	100	127,749

		2,817,950

Maine – 0.0%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 01/01/2025(a)	100	110,320

Maryland – 3.5%
City of Baltimore MD (East Baltimore Research Park Project) Series 2017-A 5.00%, 09/01/2038	150	165,306
Maryland Economic Development Corp. (Air Cargo Obligated Group) Series 2019 4.00%, 07/01/2044	600	663,978
Maryland Economic Development Corp. (Bowie State University) Series 2020 5.00%, 07/01/2055	1,000	1,152,871
Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) Series 2021 5.00%, 01/01/2036	500	621,927

	Principal Amount (000)	U.S. $ Value

Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	$1,000	$1,377,901
State of Maryland Series 2022-D 4.00%, 08/01/2028(b)	1,000	1,143,006
State of Maryland Department of Transportation Series 2022-2 5.00%, 12/01/2023(b)	3,500	3,636,771

		8,761,760

Massachusetts – 1.5%
Commonwealth of Massachusetts CIFGNA Series 2007-A 0.658% (LIBOR 3 Month + 0.57%), 05/01/2037(c)	1,300	1,294,300
Commonwealth of Massachusetts Transportation Fund Revenue Series 2021 5.00%, 06/01/2041	1,000	1,251,419
Massachusetts Development Finance Agency (Merrimack College) Series 2014 5.125%, 07/01/2044	620	670,311
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/2022(f) (g)	325	370,500
Series 2017-A 7.75%, 12/01/2044(f) (g)	140	140,000

		3,726,530

Michigan – 1.1%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044	245	226,620
Series 2018 5.00%, 04/01/2038	75	85,162
Series 2021-B 3.644%, 04/01/2034	200	194,619
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) Series 2012-A 5.00%, 07/01/2022	115	117,127
AGM Series 2006-D 0.744% (LIBOR 3 Month + 0.60%), 07/01/2032(c)	1,000	993,750
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	1,000	1,032,326
Series 2020-B Zero Coupon, 06/01/2065	350	45,080

	Principal Amount (000)	U.S. $ Value

Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008-C Zero Coupon, 06/01/2058	$1,450	$71,729

		2,766,413

Minnesota – 0.3%
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) NATL Series 1998 0.09%, 08/01/2028(h)	200	200,000
City of Wayzata MN (Wayzata Bay Senior Housing, Inc.) Series 2019 5.00%, 08/01/2049	105	110,972
Duluth Economic Development Authority (Benedictine Health System Obligated Group) Series 2021 4.00%, 07/01/2036-07/01/2041	200	209,743
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051-06/01/2056(a)	200	187,171

		707,886

Mississippi – 0.5%
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2035(a)	1,000	1,100,998
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016-A 5.00%, 09/01/2036	250	286,522

		1,387,520

Missouri – 0.2%
Kansas City Industrial Development Authority Series 2019 5.00%, 07/01/2040(a)	190	191,230
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2021-A 5.00%, 08/15/2056	300	338,252

		529,482

Nebraska – 0.0%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2012 5.00%, 09/01/2042	100	102,485

Nevada – 0.9%
Clark County School District Series 2021-A 4.00%, 06/15/2034	1,000	1,168,565

	Principal Amount (000)	U.S. $ Value

State of Nevada Department of Business & Industry Series 2021 0.25%, 01/01/2050 (Pre-refunded/ETM)(a) (i)	$1,000	$1,000,000

		2,168,565

New Hampshire – 0.1%
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2020-1 4.125%, 01/20/2034	209	234,237

New Jersey – 3.5%
Essex County Improvement Authority (Friends of TEAM Academy Charter School Obligated Group) Series 2021 4.00%, 06/15/2051	1,100	1,191,742
New Jersey Economic Development Authority Series 2014-P 5.00%, 06/15/2029 (Pre-refunded/ETM)	200	217,814
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2019 5.25%, 04/01/2026	1,000	1,148,729
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	210	215,913
New Jersey Educational Facilities Authority (Stevens Institute of Technology) Series 2020-A 5.00%, 07/01/2045	100	118,638
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2036	280	326,742
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	550	628,710
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2035	340	398,834
Series 2022-A 5.00%, 06/15/2033(b)	1,000	1,237,063
New Jersey Turnpike Authority Series 2017-B 5.00%, 01/01/2032	540	644,146
Series 2020-D 5.00%, 01/01/2028	1,350	1,548,074

	Principal Amount (000)	U.S. $ Value

Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	$1,045	$1,163,373

		8,839,778

New York – 5.1%
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2056(a)	400	437,128
Metropolitan Transportation Authority Series 2020-A 5.00%, 11/15/2045	1,000	1,213,127
Series 2020-C 5.00%, 11/15/2050	1,000	1,161,646
Series 2020-E 4.00%, 11/15/2026	1,155	1,275,646
Series 2021-D 0.364% (SOFR + 0.33%), 11/01/2035(c)	950	942,562
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2040	550	572,462
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2032	865	1,047,103
New York Counties Tobacco Trust V Series 2005 Zero Coupon, 06/01/2050	350	56,400
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2034(a)	200	231,207
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2014-A 5.00%, 02/15/2028	425	458,073
New York State Thruway Authority (New York State Thruway Authority Ded Tax) Series 2012-A 5.00%, 04/01/2026	365	367,792
New York State Thruway Authority (State of New York Pers Income Tax) Series 2021-A 4.00%, 03/15/2045	2,000	2,243,799
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	275	299,150
Series 2020 4.00%, 10/01/2030	300	336,392

New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2041	150	159,897

	Principal Amount (000)	U.S. $ Value

Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.917%, 05/15/2040	$500	$490,322
4.00%, 05/15/2046	1,000	1,121,052
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	120	116,077
Westchester County Local Development Corp. (Purchase Senior Learning Community Obligated Group) Series 2021 2.875%, 07/01/2026(a)	250	249,122
Western Regional Off-Track Betting Corp. Series 2021 4.125%, 12/01/2041(a)	100	96,766

		12,875,723

North Carolina – 1.3%
Fayetteville State University Series 2023 5.00%, 04/01/2038(a) (b)	1,045	1,231,143
North Carolina Turnpike Authority Series 2017 5.00%, 01/01/2032	500	570,318
University of North Carolina at Chapel Hill (University of North Carolina Hospitals at Chapel Hill) Series 2019 5.00%, 02/01/2049	1,000	1,385,192

		3,186,653

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(a)	100	98,394

Ohio – 2.5%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	2,035	2,236,850
City of Akron OH (City of Akron OH Income Tax) Series 2012-A 5.00%, 12/01/2031	445	451,704
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2047	175	202,248
Cleveland-Cuyahoga County Port Authority (Cleveland-Cuyahoga County Port Authority Flats East Bank TIF District) Series 2021 4.00%, 12/01/2055(a)	500	509,755

	Principal Amount (000)	U.S. $ Value

County of Cuyahoga OH (County of Cuyahoga OH Lease) Series 2014 5.00%, 12/01/2028	$365	$390,868
County of Cuyahoga/OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	205	235,848
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.125%, 12/01/2049	100	108,993
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(a)	100	48,000
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)	1,000	960,485
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009-A 4.375%, 06/01/2033	100	100,800
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) Series 2019 3.25%, 09/01/2029	580	595,705
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.) Series 2017 4.25%, 01/15/2038(a)	185	205,941
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 06/01/2033	140	141,120
Port of Greater Cincinnati Development Authority Series 2021 4.375%, 06/15/2056	100	98,087

		6,286,404

Oklahoma – 0.7%
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) Series 2019 3.25%, 09/01/2039	505	525,474
Oklahoma Development Finance Authority (Oklahoma City University Obligated Group) Series 2019 5.00%, 08/01/2049	1,180	1,329,272

		1,854,746

	Principal Amount (000)	U.S. $ Value

Other – 0.2%
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) 2.65%, 06/15/2036(a)	$375	$380,360

Pennsylvania – 5.0%
Allegheny County Airport Authority Series 2021-A 4.00%, 01/01/2037	2,000	2,245,155
Beaver County Industrial Development Authority (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 01/01/2035	130	131,210
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2054	250	295,207
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	100	110,926
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2057(b)	2,000	2,371,670
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035	100	106,945
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019 3.25%, 08/01/2039(a)	510	513,657
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2038	100	114,397
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) Series 2022 4.00%, 08/15/2042(b)	2,000	2,264,473
5.00%, 08/15/2033(b)	1,050	1,328,726
Pennsylvania Turnpike Commission Series 2017-B 5.00%, 06/01/2036	200	231,659
Series 2021-B 5.00%, 12/01/2035	1,000	1,248,119

	Principal Amount (000)	U.S. $ Value

Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2054	$100	$114,894
School District of Philadelphia (The) Series 2019-A 5.00%, 09/01/2044(j)	1,350	1,629,324

		12,706,362

Puerto Rico – 2.5%
Children’s Trust Fund Series 2008-A Zero Coupon, 05/15/2057	2,000	144,028
Series 2008-B Zero Coupon, 05/15/2057	5,000	281,823
Commonwealth of Puerto Rico Series 2006-A 5.25%, 07/01/2023(e) (k)	30	30,263
Series 2011-A 5.75%, 07/01/2024(e) (k)	40	39,900
Series 2012-A 5.75%, 07/01/2028(e) (k)	100	95,125
Series 2014-A 8.00%, 07/01/2035(e) (k)	135	121,500
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	128	118,486
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008-A 6.125%, 07/01/2024	90	96,832
Series 2012-A 5.00%, 07/01/2022-07/01/2033	215	218,795
5.125%, 07/01/2037	25	25,454
5.25%, 07/01/2029-07/01/2042	200	203,736
5.50%, 07/01/2028	75	76,478
5.75%, 07/01/2037	50	51,037
6.00%, 07/01/2047	50	51,085
Puerto Rico Electric Power Authority Series 2007-T 5.00%, 07/01/2032-07/01/2037(e) (k)	330	339,900
Series 2008-W 5.00%, 07/01/2028	245	252,350
5.375%, 07/01/2024	125	129,375
Series 2010-A 5.25%, 07/01/2029-07/01/2030(e) (k)	115	118,881
Series 2010-C 5.00%, 07/01/2021(k) (l)	25	25,750
5.25%, 07/01/2028(e) (k)	175	180,906
Series 2010-D 5.00%, 07/01/2021(k) (l)	15	15,450
Series 2010-X 5.25%, 07/01/2040(e) (k)	340	351,475
5.75%, 07/01/2036(e) (k)	125	130,156
Series 2010-Z 5.25%, 07/01/2024	40	41,350
Series 2012-A 5.00%, 07/01/2029-07/01/2042(e) (k)	60	61,800

	Principal Amount (000)	U.S. $ Value

AGM Series 2007-V 5.25%, 07/01/2031	$375	$388,104
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	125	134,319
AGC Series 2007-N 5.25%, 07/01/2036	110	118,000
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	390	402,675
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024-07/01/2046	2,153	722,400
Series 2019-A 4.329%, 07/01/2040	440	477,617
5.00%, 07/01/2058	867	963,693

		6,408,743

South Carolina – 1.2%
Richland County School District No. 2/SC Series 2015-A 5.00%, 02/01/2022	2,000	2,000,000
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051(a)	100	100,404
South Carolina Public Service Authority Series 2014-A 5.00%, 12/01/2049	220	245,314
Series 2014-C 5.00%, 12/01/2046	325	368,656
Series 2016-A 5.00%, 12/01/2036	265	303,895

		3,018,269

Tennessee – 0.7%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	370	378,251
5.125%, 12/01/2042(a)	250	254,232
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037-08/01/2038	130	144,008
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trevecca Nazarene University) Series 2021 4.00%, 10/01/2051	250	261,401

	Principal Amount (000)	U.S. $ Value

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(a)	$135	$64,800
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2035	215	246,638
Metropolitan Government Nashville & Davidson County Industrial Development Board (South Nashville Central Business Improvement District) Series 2021 4.00%, 06/01/2051(a)	100	98,972
Wilson County Health & Educational Facilities Board Series 2021 4.00%, 12/01/2039	200	189,702
4.25%, 12/01/2024	200	197,469

		1,835,473

Texas – 4.4%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-A 4.00%, 10/01/2050	250	276,909
Series 2021-B 5.00%, 10/01/2050(a)	200	210,233
Austin Convention Enterprises, Inc. Series 2017-A 5.00%, 01/01/2034	500	546,147
Baytown Municipal Development District (Baytown Municipal Development District Hotel Occupancy Tax) Series 2021 5.00%, 10/01/2050(a)	400	420,788
Central Texas Regional Mobility Authority Series 2013 5.00%, 01/01/2042 (Pre-refunded/ETM)	100	103,850
Series 2021-C 5.00%, 01/01/2027	1,000	1,127,378
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	160	173,293
City of San Antonio TX Electric & Gas Systems Revenue Series 2021-A 5.00%, 02/01/2046	1,000	1,223,878

	Principal Amount (000)	U.S. $ Value

Conroe Local Government Corp. (Conroe Local Government Corp. Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2046	$1,000	$1,098,395
Dallas Area Rapid Transit Series 2014-A 5.00%, 12/01/2025 (Pre-refunded/ETM)	580	642,274
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2028(a)	100	101,697
Hidalgo County Regional Mobility Authority Series 2022-A 4.00%, 12/01/2037(b)	1,600	1,765,072
Series 2022-B Zero Coupon, 12/01/2042(b)	1,400	594,357
Love Field Airport Modernization Corp. (Dallas Love Field) Series 2015 5.00%, 11/01/2032	500	557,893
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	450	473,237
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	100	108,378
North Texas Tollway Authority (North Texas Tollway System) Series 2015-B 5.00%, 01/01/2034	250	275,653
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 4.00%, 01/01/2050(a)	100	100,929
Series 2021 2.625%, 01/01/2031(a)	300	285,810
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-A 5.00%, 11/15/2025	675	148,500
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	456	477,832
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014-A1 5.00%, 10/01/2044	100	107,203
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2019 5.00%, 06/30/2058	235	272,447

		11,092,153

	Principal Amount (000)	U.S. $ Value

Utah – 0.6%
City of Salt Lake City UT Airport Revenue Series 2018-A 5.00%, 07/01/2048(j)	$1,000	$1,171,221
Military Installation Development Authority Series 2021-A 4.00%, 06/01/2052	500	453,946

		1,625,167

Virginia – 1.9%
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047	165	166,212
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2012 5.00%, 01/01/2040	2,500	2,503,768
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 4.00%, 01/01/2034(b)	2,000	2,185,528

		4,855,508

Washington – 1.9%
City of Seattle WA Municipal Light & Power Revenue Series 2021-A 4.00%, 07/01/2034	1,000	1,185,212
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	280	318,090
Port of Seattle WA Series 2015-C 5.00%, 04/01/2033	510	554,266
Series 2021 4.00%, 08/01/2040	1,000	1,137,076
Washington Health Care Facilities Authority (Seattle Cancer Care Alliance Obligated Group) Series 2020 4.00%, 09/01/2050	1,000	1,110,671
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	235	261,825
Washington State Housing Finance Commission Series 2012-A 6.75%, 10/01/2047 (Pre-refunded/ETM)(a)	100	103,949
Washington State Housing Finance Commission (Rockwood Retirement Communities) Series 2014-A 7.375%, 01/01/2044(a)	100	108,386

		4,779,475

	Principal Amount (000)	U.S. $ Value

West Virginia – 0.5%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.25%, 06/01/2042(a) (b)	$250	$243,017
Tobacco Settlement Finance Authority/WV Series 2020 3.00%, 06/01/2035	880	896,443

		1,139,460

Wisconsin – 3.2%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(a)	200	187,603
UMA Education, Inc. Series 2019 5.00%, 10/01/2025-10/01/2029(a)	330	374,841
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2047	100	103,776
Wisconsin Health & Educational Facilities Authority (St John’s Communities, Inc. Obligated Group) Series 2022 4.00%, 09/15/2036-09/15/2045(b)	2,190	2,237,339
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2054	100	108,311
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 3.75%, 06/01/2030(a)	350	353,737
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(a)	1,000	1,054,689
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-C 4.30%, 11/01/2030	100	109,105
Wisconsin Public Finance Authority (Mary’s Woods at Marylhurst, Inc.) Series 2017-A 5.25%, 05/15/2042(a)	130	139,149
Wisconsin Public Finance Authority (McLemore Resort Manager LLC) Series 2021 4.50%, 06/01/2056(a)	150	144,876

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2022 4.00%, 04/01/2042(b)	$1,000	$1,045,632
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056	500	463,888
Series 2022 4.00%, 06/01/2049(b)	100	91,309
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 4.00%, 02/01/2034(b)	1,300	1,447,455
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2051	300	332,559

		8,194,269

Total Long-Term Municipal Bonds (cost $193,503,505)		192,843,524

Short-Term Municipal Notes – 35.1%
California – 6.6%
Abag Finance Authority for Nonprofit Corps. (Sharp Healthcare Obligated Group) Series 2009-C 0.04%, 08/01/2035(i)	2,920	2,920,000
California Statewide Communities Development Authority (Rady Children’s Hospital-San Diego/CA) Series 2018-B 1.30%, 08/15/2047(i)	2,000	2,000,000
City of Irvine CA (City of Irvine CA Assessment District No. 03-19) Series 2014-A 0.08%, 09/02/2029(i)	1,000	1,000,000
City of Irvine CA (City of Irvine CA Assessment District No. 97-17) Series 2014 0.08%, 09/02/2023(i)	2,880	2,880,000
County of San Bernardino CA (WLP Green Valley Apartments LLC) Series 1999 0.05%, 05/15/2029(i)	2,000	2,000,000
Irvine Ranch Water District Series 2009-B 0.08%, 10/01/2041(i)	3,010	3,010,000
San Mateo County Transportation Authority Series 2020-B 0.09%, 06/01/2049(i)	1,600	1,600,000

	Principal Amount (000)	U.S. $ Value
Santa Clara Valley Transportation Authority (Santa Clara Valley Transportation Authority 2000 Measure A Sales Tax) Series 2019-A 0.04%, 04/01/2036(i)	$1,250	$1,250,000

		16,660,000

Colorado – 1.0%
Colorado Educational & Cultural Facilities Authority (Michael Ann Russell Jewish Community Center, Inc.) Series 2012 0.13%, 01/01/2039(i)	2,500	2,500,000

District of Columbia – 2.2%
District of Columbia (Carnegie Endowment for International Peace) Series 2010 0.05%, 11/01/2045(i)	1,075	1,075,000
District of Columbia (Georgetown University (The)) Series 2016 0.06%, 04/01/2041(i)	1,390	1,390,000
District of Columbia (MedStar Health Obligated Group) Series 2012-A 0.05%, 08/15/2038(i)	1,075	1,075,000
Series 2017-A 0.03%, 08/15/2038(i)	2,000	2,000,000

		5,540,000

Florida – 3.4%
City of Gainesville FL (Gainesville Jewish Student Foundation, Inc.) Series 2021 0.06%, 05/01/2033(i)	1,250	1,250,000
County of Palm Beach FL (Raymond F Kravis Center for the Performing Arts, Inc. (The)) Series 2002 0.07%, 07/01/2032(i)	1,250	1,250,000
Sarasota County Public Hospital District (Sarasota County Public Hospital District Obligated Group) Series 2008 0.06%, 07/01/2037(i)	1,000	1,000,000
School Board of Miami-Dade County (The) Series 2021 2.50%, 02/23/2022	5,000	5,006,495

		8,506,495

Hawaii – 0.5%
Hawaii Housing Finance & Development Corp. (Ho’olehua Housing LP) Series 2008 0.06%, 12/01/2041(i)	1,255	1,255,000

	Principal Amount (000)	U.S. $ Value

Illinois – 1.2%
Illinois Finance Authority (Illinois College) Series 2005 0.06%, 10/01/2030(i)	$1,475	$1,475,000
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2018 0.01%, 11/15/2037(i)	1,550	1,550,000

		3,025,000

Indiana – 0.8%
Indiana Municipal Power Agency Series 2019-B 0.10%, 01/01/2042(i)	2,145	2,145,000

Iowa – 1.1%
Iowa Finance Authority (Iowa Health System Obligated Group) Series 2018 0.11%, 02/15/2041(i)	2,720	2,720,000

Louisiana – 1.9%
Louisiana Public Facilities Authority (ANF Partners #1 LP) Series 2006 0.06%, 04/01/2036(i)	1,150	1,150,000
Louisiana Public Facilities Authority (CHRISTUS Health Obligated Group) Series 2009 0.04%, 07/01/2047(i)	2,000	2,000,000
0.08%, 07/01/2047(i)	1,655	1,655,000

		4,805,000

Minnesota – 0.7%
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) Series 2009-B 0.12%, 11/15/2035(i)	1,700	1,700,000

Nevada – 1.2%
County of Clark Department of Aviation Series 2008-D 0.05%, 07/01/2029(i)	3,000	3,000,000

New Jersey – 0.6%
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2008-B 0.07%, 07/01/2036(i)	500	500,000

	Principal Amount (000)	U.S. $ Value

Series 2008-C 0.07%, 07/01/2036(i)	$1,000	$1,000,000

		1,500,000

New York – 4.6%
City of New York NY Series 2008-L 0.08%, 04/01/2038(i)	2,000	2,000,000
Series 2016 0.06%, 08/01/2044(i)	1,500	1,500,000
New York City Health and Hospitals Corp. Series 2008-E 0.05%, 02/15/2026(i)	1,635	1,635,000
New York City Housing Development Corp. (2 Gold LLC) Series 2008-A 0.06%, 04/15/2036(i)	900	900,000
New York State Housing Finance Agency (42nd and 10th Associates LLC) Series 2012 0.05%, 11/01/2041(i)	2,450	2,450,000
Triborough Bridge & Tunnel Authority Series 2018-C 0.11%, 01/01/2032(i)	3,215	3,215,000

		11,700,000

Ohio – 0.6%
Columbus Regional Airport Authority Series 2005 0.06%, 07/01/2035(i)	1,570	1,570,000

Puerto Rico – 0.4%
Commonwealth of Puerto Rico Series 2021 5.50%, 06/01/2022(a)	1,050	1,067,063

Rhode Island – 0.5%
Rhode Island Health and Educational Building Corp. (Roger Williams University) Series 2012-B 0.06%, 11/15/2038(i)	1,215	1,215,000

South Carolina – 1.6%
Lexington County School District No. 3/SC Series 2021 4.00%, 08/24/2022	4,000	4,077,247

Texas – 2.1%
City of Houston TX Series 2021 2.00%, 06/30/2022	4,000	4,025,027
City of Houston TX Combined Utility System Revenue Series 2016 0.07%, 05/15/2034(i)	1,000	1,000,000

	Principal Amount (000)	U.S. $ Value

Newark Higher Education Finance Corp. (TLC Academy) Series 2021-B 3.25%, 08/15/2022	$335	$333,834

		5,358,861

Vermont – 1.3%
Vermont Educational & Health Buildings Financing Agency (University of Vermont Health Network Obligated Group) Series 2008 0.05%, 12/01/2030(i)	2,500	2,500,000
Washington State Housing Finance Commission (Bitter Lake Village Associates 2 LP) Series 2009 0.06%, 12/15/2044(i)	690	690,000

		3,190,000

Virginia – 2.0%
Loudoun County Economic Development Authority (Jack Kent Cooke Foundation) Series 2004 0.06%, 06/01/2034(i)	1,750	1,750,000
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 0.05%, 07/01/2052(i)	3,425	3,425,000

		5,175,000

Washington – 0.8%
Washington State Housing Finance Commission (Panorama/United States) Series 2008 0.06%, 04/01/2043(i)	2,000	2,000,000

Total Short-Term Municipal Notes (cost $88,708,817)		88,709,666

Total Municipal Obligations (cost $282,212,322)		281,553,190

CORPORATES - INVESTMENT GRADE – 1.5%
Industrial – 0.8%
Basic – 0.1%
Yamana Gold, Inc. 2.63%, 08/15/2031	290	276,213

Consumer Cyclical - Entertainment – 0.4%
YMCA of Greater New York 2.303%, 08/01/2026	1,000	992,280

Consumer Cyclical - Other – 0.3%
Las Vegas Sands Corp. 3.20%, 08/08/2024	600	606,834

		1,875,327

	Principal Amount (000)	U.S. $ Value

Financial Institutions – 0.7%

Banking – 0.3%
Bank of America Corp. Series JJ
5.125%, 06/20/2024(m)	$100	$102,966
Bank of New York Mellon Corp. (The) Series H 3.70%, 03/20/2026(m)	100	100,475
Comerica, Inc. 5.625%, 07/01/2025(m)	100	107,617
Fifth Third Bancorp Series L 4.50%, 09/30/2025(m)	100	103,715
Huntington Bancshares, Inc./OH Series F 5.625%, 07/15/2030(m)	100	112,261
JPMorgan Chase & Co. Series Q 5.15%, 05/01/2023(m)	50	51,091
Truist Financial Corp. Series Q 5.10%, 03/01/2030(m)	100	108,463
Wells Fargo & Co. Series BB 3.90%, 03/15/2026(m)	100	99,027

		785,615

Finance – 0.2%
Air Lease Corp. 3.625%, 04/01/2027	600	618,114

Insurance – 0.2%
Centene Corp. 4.25%, 12/15/2027	232	238,612
Prudential Financial, Inc. 5.625%, 06/15/2043	215	222,058

		460,670

		1,864,399

Total Corporates - Investment Grade (cost $3,805,913)		3,739,726

CORPORATES - NON-INVESTMENT GRADE – 1.2%

Industrial - 1.1%

Communications - Media – 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a)	309	286,449
DISH DBS Corp. 5.25%, 12/01/2026(a)	240	232,800
5.75%, 12/01/2028(a)	250	239,230

		758,479

Communications - Telecommunications – 0.1%
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(e) (k)	275	120,368

	Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Entertainment – 0.3%
Carnival Corp.
4.00%, 08/01/2028(a)	$400	$380,840
Wild Rivers Water Park 8.50%, 11/01/2051	500	496,352

		877,192

Consumer Non-Cyclical – 0.2%
Mozart Debt Merger Sub, Inc. 3.875%, 04/01/2029(a)	350	337,207
Newell Brands, Inc. 4.70%, 04/01/2026 4.875%, 06/01/2025	173 18	181,358 18,912

		537,477

Services – 0.0%
Trousdale Issuer LLC Series A 6.50%, 04/01/2025	200	66,000

Transportation - Airlines – 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a) 5.75%, 04/20/2029(a)	155 165	158,664 169,100
United Airlines, Inc. 4.375%, 04/15/2026(a)	150	148,941

		476,705

		2,836,221

Utility – 0.1%

Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(a) (m)	225	224,642

Total Corporates – Non-Investment Grade (cost $3,253,775)		3,060,863

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.5%

Risk Share Floating Rate – 0.5%
Bellemeade Re Ltd. Series 2019-3A, Class M1B 1.708% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (c)	190	190,252
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2016-DNA4, Class M3 3.908% (LIBOR 1 Month + 3.80%), 03/25/2029(c)	191	197,930
Series 2019-DNA3, Class M2 2.158% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (c)	33	33,648
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 4.508% (LIBOR 1 Month + 4.40%), 01/25/2024(c)	95	99,226

	Principal Amount (000)	U.S. $ Value

Series 2014-C03, Class 2M2 3.008% (LIBOR 1 Month + 2.90%), 07/25/2024(c)	$45	$45,997
Series 2015-C02, Class 1M2 4.108% (LIBOR 1 Month + 4.00%), 05/25/2025(c)	47	47,802
Series 2016-C01, Class 1M2 6.858% (LIBOR 1 Month + 6.75%), 08/25/2028(c)	141	147,532
Series 2016-C02, Class 1M2 6.108% (LIBOR 1 Month + 6.00%), 09/25/2028(c)	176	181,443
Series 2017-C01, Class 1M2 3.658% (LIBOR 1 Month + 3.55%), 07/25/2029(c)	167	171,260
Series 2017-C04, Class 2M2 2.958% (LIBOR 1 Month + 2.85%), 11/25/2029(c)	233	238,609

Total Collateralized Mortgage Obligations (cost $1,320,291)		1,353,699

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.5%
Agency CMBS – 0.3%
California Housing Finance Agency Series 2021-3, Class A 3.25%, 08/20/2036	249	266,314
Series 2021-3, Class X 0.761%, 08/20/2036(n)	998	69,358
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	282	298,401
Series 2021-1, Class X 0.725%, 12/20/2035(n)	992	57,738

		691,811

Non-Agency Floating Rate CMBS – 0.2%
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.107% (LIBOR 1 Month + 1.00%), 11/15/2033(a) (c)	250	249,252
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.133% (LIBOR 1 Month + 1.03%), 12/19/2030(a) (c)	275	274,486

		523,738

Total Commercial Mortgage-Backed Securities (cost $1,246,260)		1,215,549

ASSET-BACKED SECURITIES – 0.3%
Autos - Fixed Rate – 0.1%
CPS Auto Receivables Trust Series 2021-B, Class C 1.23%, 03/15/2027(a)	250	247,465

	Principal Amount (000)	U.S. $ Value

Other ABS - Fixed Rate – 0.2%
Affirm Asset Securitization Trust Series 2021-Z1, Class A 1.07%, 08/15/2025(a)	$261	$259,445
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(a)	199	196,389

		455,834

Total Asset-Backed Securities (cost $709,774)		703,299

COLLATERALIZED LOAN OBLIGATIONS – 0.1%
CLO - Floating Rate – 0.1%
THL Credit Wind River CLO Ltd. Series 2014-2A, Class AR 1.381% (LIBOR 3 Month + 1.14%), 01/15/2031(a) (c) (cost $250,000)	250	249,999

	Shares

SHORT-TERM INVESTMENTS – 4.4%
Investment Companies – 4.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(o) (p) (q) (cost $11,163,238)	11,163,238	11,163,238

Total Investments – 119.8% (cost $303,961,573)(r)		303,039,563
Other assets less liabilities – (19.8)%		(50,001,326)

Net Assets – 100.0%		$253,038,237

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC
CDX-NAIG Series 36, 5 Year Index, 06/20/2026*	(1.00)%	Quarterly	0.54%	USD	4,500	$(92,268)	$(85,023)	$(7,245)
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	(5.00)%	Quarterly	3.38%	USD	2,500	(186,565)	(226,144)	39,579

						$(278,833)	$(311,167)	$32,334

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,180	01/15/2025	4.028%	CPI#	Maturity	$105	$—	$105
USD	4,860	01/15/2026	3.765%	CPI#	Maturity	(1,549)	—	(1,549)
USD	3,030	01/15/2027	CPI#	3.323%	Maturity	(48,061)	—	(48,061)
USD	2,760	01/15/2027	CPI#	3.466%	Maturity	(17,759)	(3,723)	(14,036)
USD	2,650	01/15/2027	CPI#	3.320%	Maturity	(42,555)	—	(42,555)
USD	1,110	01/15/2028	1.230%	CPI#	Maturity	179,451	—	179,451
USD	650	01/15/2028	0.735%	CPI#	Maturity	130,269	—	130,269
USD	4,600	01/15/2029	CPI#	3.390%	Maturity	38,536	—	38,536
USD	3,720	01/15/2029	CPI#	3.331%	Maturity	11,292	—	11,292
USD	1,680	01/15/2030	1.714%	CPI#	Maturity	236,341	—	236,341
USD	1,680	01/15/2030	1.731%	CPI#	Maturity	233,402	—	233,402
USD	1,600	01/15/2030	1.585%	CPI#	Maturity	246,185	—	246,185
USD	525	01/15/2030	1.572%	CPI#	Maturity	81,473	—	81,473
USD	525	01/15/2030	1.587%	CPI#	Maturity	80,673	—	80,673
USD	1,650	01/15/2031	2.782%	CPI#	Maturity	66,100	—	66,100
USD	1,380	01/15/2031	2.680%	CPI#	Maturity	70,832	—	70,832
USD	1,100	01/15/2031	2.601%	CPI#	Maturity	65,983	—	65,983
USD	920	01/15/2031	2.989%	CPI#	Maturity	15,586	—	15,586
USD	1,420	01/15/2032	CPI#	3.064%	Maturity	(2,600)	—	(2,600)

						$1,343,704	$(3,723)	$1,347,427

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	7,000	01/15/2031	1.252%	3 Month LIBOR	Semi-Annual/ Quarterly	$346,991	$—	$346,991
USD	5,000	01/15/2031	1.276%	3 Month LIBOR	Semi-Annual/ Quarterly	228,458	—	228,458
USD	3,500	01/15/2031	1.401%	3 Month LIBOR	Semi-Annual/ Quarterly	129,862	—	129,862
USD	2,300	01/15/2031	1.269%	3 Month LIBOR	Semi-Annual/ Quarterly	110,729	—	110,729
USD	1,800	01/15/2031	1.314%	3 Month LIBOR	Semi-Annual/ Quarterly	76,503	—	76,503

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,600	04/15/2032	1.280%	1 Day SOFR	Annual	$75,349	$—	$75,349
USD	9,300	02/15/2037	1 Day SOFR	1.699%	Annual	34,028	—	34,028
USD	1,200	04/01/2039	0.780%	3 Month LIBOR	Semi-Annual/ Quarterly	212,643	(44)	212,687
USD	1,100	04/01/2039	0.932%	3 Month LIBOR	Semi-Annual/ Quarterly	169,483	—	169,483
USD	1,000	04/01/2039	0.774%	3 Month LIBOR	Semi-Annual/ Quarterly	178,195	—	178,195
USD	2,300	02/15/2041	1 Day SOFR	1.764%	Annual	25,072	—	25,072
USD	1,500	02/15/2041	1 Day SOFR	1.745%	Annual	11,579	—	11,579
USD	1,000	02/15/2041	1 Day SOFR	1.657%	Annual	(6,127)	—	(6,127)
USD	4,000	04/01/2044	3 Month LIBOR	2.013%	Quarterly/ Semi-Annual	44,704	—	44,704
USD	3,150	04/01/2054	1.583%	3 Month LIBOR	Semi-Annual/ Quarterly	255,059	—	255,059

						$1,892,528	$(44)	$1,892,572

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	514	$(127,605)	$(58,376)	$(69,229)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	998	(247,776)	(124,522)	(123,254)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	998	(247,776)	(126,691)	(121,085)
JPMorgan Securities, LLC
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	2,750	(237,355)	43,422	(280,777)

						$(860,512)	$(266,167)	$(594,345)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	2,000	11/23/2022	SIFMA*	1.510%	Maturity	$(63,225)	$—	$(63,225)
Citibank, NA	USD	2,000	01/09/2023	SIFMA*	1.600%	Maturity	2,129	—	2,129
Citibank, NA	USD	2,220	10/09/2029	1.120%	SIFMA*	Quarterly	52,323	—	52,323
Citibank, NA	USD	2,220	10/09/2029	1.125%	SIFMA*	Quarterly	51,427	—	51,427
Morgan Stanley Capital Services LLC	USD	2,000	12/19/2022	SIFMA*	1.450%	Maturity	(82,215)	—	(82,215)

							$(39,561)	$—	$(39,561)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2022, the aggregate market value of these securities amounted to $27,555,798 or 10.9% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2022.
(d)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014-A 7.50%, 07/01/2023	07/31/2014	$173,773	$3	0.00%

(e)	Defaulted.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.21% of net assets as of January 31, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/2022	12/07/2017	$313,240	$370,500	0.15%
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017-A 7.75%, 12/01/2044	12/07/2017	140,000	140,000	0.06%

(h)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of January 31, 2022 and the aggregate market value of this security amounted to $200,000 or 0.08% of net assets.

(i)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(j)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(k)	Non-income producing security.
(l)	Defaulted matured security.
(m)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(n)	IO - Interest Only.
(o)	Affiliated investments.
(p)	The rate shown represents the 7-day yield as of period end.
(q)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(r)

As of January 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,673,025 and gross unrealized depreciation of investments was $(5,956,608), resulting in net unrealized appreciation of $1,716,417.

As of January 31, 2022, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.9% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CIFGNA – CIFG Assurance North America, Inc.

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

OSF – Order of St. Francis

SOFR – Secured Overnight Financing Rate

AB Bond Fund, Inc.

AB Tax-Aware Fixed Income Opportunities Portfolio

January 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$192,333,024	$510,500	$192,843,524
Short-Term Municipal Notes	—	88,709,666	—	88,709,666
Corporates - Investment Grade	—	3,739,726	—	3,739,726
Corporates - Non-Investment Grade	—	3,060,863	—	3,060,863
Collateralized Mortgage Obligations	—	1,353,699	—	1,353,699
Commercial Mortgage-Backed Securities	—	1,215,549	—	1,215,549
Asset-Backed Securities	—	703,299	—	703,299
Collateralized Loan Obligations	—	249,999	—	249,999
Short-Term Investments	11,163,238	—	—	11,163,238
Liabilities:
Floating Rate Notes(a)	(1,600,000)	—	—	(1,600,000)

Total Investments in Securities	9,563,238	291,365,825	510,500	301,439,563
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	1,456,228	—	1,456,228
Centrally Cleared Interest Rate Swaps	—	1,898,655	—	1,898,655
Interest Rate Swaps	—	105,879	—	105,879
Liabilities:
Centrally Cleared Credit Default Swaps	—	(278,833)	—	(278,833)
Centrally Cleared Inflation (CPI) Swaps	—	(112,524)	—	(112,524)
Centrally Cleared Interest Rate Swaps	—	(6,127)	—	(6,127)
Credit Default Swaps	—	(860,512)	—	(860,512)
Interest Rate Swaps	—	(145,440)	—	(145,440)

Total	$9,563,238	$293,423,151	$510,500	$303,496,889

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2022 is as follows:

Fund	Market Value 10/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$50,295	$39,132	$11,163	$0	**

**	Amount less than $500.